Subsequent Events - Convertible Security Financing (Details) - Previously Reported	Feb. 13, 2024 USD ($) $ / shares shares
Commitments and Contingencies
Cash price per share | shares	24.00
Subsequent events
Commitments and Contingencies
Debt term	3 years 9 months
New Adagio Convertible Notes
Commitments and Contingencies
Debt instrument, face amount	$ 20,000,000
New Adagio Convertible Notes | Subsequent events
Commitments and Contingencies
Debt instrument, face amount	$ 20,000,000
Interest rate	13.00%
Conversion price (in dollars per share) | $ / shares	$ 10.00
Conversion of financing commitment contingent upon available cash	$ 7,500,000
Perceptive PIPE Investor | Subsequent events
Commitments and Contingencies
Convertible promissory note	$ 7,000,000
Perceptive PIPE Investor | New Adagio Convertible Notes | Subsequent events
Commitments and Contingencies
Number of warrants on conversion | shares	525,000
Convertible promissory note	$ 7,000,000
Convertible security financing | Subsequent events
Commitments and Contingencies
Number of warrants on conversion | shares	1,500,000